UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-2556

Name of Fund:  Merrill Lynch Ready Assets Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Ready Assets Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments


Merrill Lynch Ready Assets Trust


Schedule of Investments as of March 31, 2006                                                                       (In Thousands)
                                                                            Face        Interest       Maturity
Issue                                                                      Amount        Rate*           Date           Value
Bank Notes - 1.1%

Bank of America, NA                                                     $   21,000      4.81(a)%       8/10/2006     $     21,000

U.S. Bank, NA                                                               25,000      4.66(a)        7/28/2006           25,001

Total Bank Notes (Cost - $46,002)                                                                                          46,001


Certificates of Deposit - European - 4.2%

BNP Paribas, London                                                         32,000      4.395         10/04/2006           31,868

Barclays Bank Plc, London                                                   10,000      4.06           7/25/2006            9,968

Calyon, London                                                              25,000      3.60           4/10/2006           24,989
                                                                            35,000      3.86           7/05/2006           34,851
                                                                            22,000      4.365         10/03/2006           21,906

Societe Generale, London                                                    45,000      4.65           7/11/2006           44,954

Total Certificates of Deposit - European (Cost - $169,000)                                                                168,536


Certificates of Deposit - Yankee - 11.7%

Barclays Bank Plc, NY                                                       24,000      4.723(a)       6/21/2006           23,999
                                                                            53,000      4.763(a)       8/30/2006           52,996
                                                                            44,000      4.721(a)      12/20/2006           43,997

Calyon, NY                                                                  27,000      4.80          12/27/2006           26,915
                                                                            18,400      5.20           3/30/2007           18,394

Canadian Imperial Bank of Commerce, NY                                      39,000      4.466(a)       4/04/2006           39,000
                                                                            27,000      4.75          12/05/2006           26,911
                                                                            56,000      4.829(a)       4/16/2007           56,000

HBOS Treasury Services Plc, NY                                              25,000      3.845          6/30/2006           24,927

Royal Bank of Scotland, NY                                                  32,000      4.696(a)      11/16/2006           31,998

Swedbank, NY                                                                18,400      5.199          3/30/2007           18,394

Toronto-Dominion Bank, NY                                                   25,000      3.75           6/21/2006           24,929
                                                                            25,000      3.95           7/24/2006           24,910
                                                                            30,000      3.795          7/28/2006           29,874
                                                                            25,000      3.94           7/31/2006           24,904

Total Certificates of Deposit - Yankee (Cost - $468,791)                                                                  468,148


Commercial Paper - 35.2%

Amstel Funding Corp.                                                        28,000      4.58           4/26/2006           27,921

Amsterdam Funding Corp.                                                     50,000      4.61           4/11/2006           49,949
                                                                            35,000      4.63           4/24/2006           34,905
                                                                            20,000      4.63           4/25/2006           19,943
                                                                            20,030      4.63           4/25/2006           19,972
                                                                            22,000      4.71           4/27/2006           21,931

Barton Capital, LLC                                                         12,348      4.56           4/07/2006           12,342
                                                                            40,000      4.65           4/13/2006           39,948
                                                                            14,000      4.76           5/08/2006           13,935

Beta Finance Inc.                                                           28,000      4.56           7/24/2006           27,569

Bryant Park Funding, LLC                                                    26,449      4.72           4/17/2006           26,400
                                                                            28,000      4.76           5/02/2006           27,893

CC (USA) Inc. (Centauri)                                                    17,000      4.48           4/17/2006           16,970

CRC Funding, LLC                                                            43,437      4.62           4/18/2006           43,353

Compass Securitization, LLC                                                 25,000      4.57           4/04/2006           24,997

DNB Nor Bank ASA                                                            17,000      4.44           4/10/2006           16,985

Danske Corp.                                                                28,000      4.85           9/11/2006           27,374

Edison Asset Securitization, LLC                                            42,000      4.55           7/11/2006           41,429

FCAR Owner Trust                                                            22,000      4.50           4/18/2006           21,958
                                                                            29,600      4.71           4/20/2006           29,534

Falcon Asset Securitization Corp.                                           30,000      4.77           5/02/2006           29,885

General Electric Capital Corp.                                              27,500      4.88           9/11/2006           26,885

Grampian Funding Ltd.                                                       28,000      4.52           4/26/2006           27,921
                                                                            12,000      4.77           5/05/2006           11,949

Greyhawk Funding, LLC                                                       29,000      4.76           4/11/2006           28,969
                                                                            60,000      4.66           4/12/2006           59,930
                                                                            12,000      4.70           4/19/2006           11,975
                                                                            10,000      4.74           4/20/2006            9,978
                                                                            41,000      4.53           4/24/2006           40,891
                                                                            37,000      4.71           4/25/2006           36,894

Jupiter Securitization Corp.                                                25,000      4.77           5/03/2006           24,901
                                                                            33,000      4.74           5/09/2006           32,844

Morgan Stanley                                                              18,500      4.945(a)      11/17/2006           18,500
                                                                            13,000      4.945(a)      12/01/2006           13,000

New Center Asset Trust                                                      40,000      4.80           5/11/2006           39,797

Newport Funding Corp.                                                       10,000      4.61           4/11/2006            9,990
                                                                            25,000      4.76           4/28/2006           24,917
                                                                            33,000      4.77           5/04/2006           32,865
                                                                            22,000      4.875          9/15/2006           21,494

Nordea North America, Inc.                                                  33,000      4.56           7/24/2006           32,492

Ranger Funding Co., LLC                                                     10,000      4.60           4/03/2006           10,000

Santander Central Hispano Finance, Inc. (Delaware)                          22,000      4.55           7/10/2006           21,705

Sheffield Receivables Corp.                                                 35,000      4.73           4/25/2006           34,899

Solitaire Funding, LLC                                                       9,000      4.75           5/10/2006            8,956

Surrey Funding Corp.                                                        20,000      4.67           4/17/2006           19,964
                                                                            23,000      4.52           4/24/2006           22,939

Variable Funding Capital Corp.                                              28,000      4.48           4/17/2006           27,950

Windmill Funding Corp.                                                      48,000      4.56           4/05/2006           47,988
                                                                            70,000      4.56           4/06/2006           69,974
                                                                            45,000      4.63           4/19/2006           44,907
                                                                            20,000      4.64           4/20/2006           19,956

Total Commercial Paper (Cost - $1,410,811)                                                                              1,410,623


Corporate Notes - 24.4%

ANZ National (International), Ltd.                                          27,000      4.65(a)        4/06/2007           27,000

ASIF Global Financing XXX                                                   15,000      4.81(a)        4/23/2007           15,000

American Honda Finance Corp.                                                48,000      4.51(a)        7/10/2006           47,995
                                                                            24,250      5.06(a)        9/11/2006           24,271

Banc One Corp.                                                             100,710      5.02(a)        9/15/2006          100,779

Bank of Ireland                                                             12,000      4.746(a)       4/20/2007           12,000

CC (USA) Inc. (Centauri)                                                    25,000      3.75           4/21/2006           24,987
                                                                            26,000      4.818(a)       5/12/2006           26,000
                                                                            75,000      4.81(a)       11/17/2006           74,999

Citigroup, Inc.                                                             39,000      4.639(a)       1/12/2007           39,029

General Electric Capital Corp.                                              50,000      4.853(a)       4/17/2007           50,000

Goldman Sachs Group, Inc.                                                   51,700      4.769(a)       4/13/2007           51,700

HSBC Finance Inc.                                                           67,500      4.69(a)       10/27/2006           67,543
                                                                            39,000      4.839(a)       4/23/2007           39,000

Links Finance, LLC                                                          27,500      4.51(a)        1/30/2007           27,494
                                                                            27,500      4.95           2/12/2007           27,416

MetLife Global Funding I                                                    16,500      4.671(a)       4/06/2007           16,500
                                                                            11,500      4.809(a)       4/16/2007           11,500

Nationwide Building Society                                                 13,000      5.025(a)       4/27/2007           13,002

Northern Rock Plc                                                           21,500      4.94(a)        4/09/2007           21,499

Permanent Financing (No. 8) Plc                                             30,000      4.658(a)       6/12/2006           30,000

Sigma Finance Inc.                                                          48,000      4.82(a)        5/19/2006           48,000
                                                                            24,500      4.81(a)        9/22/2006           24,499
                                                                            97,000      4.563(a)       4/04/2007           96,995

Stanfield Victoria Funding, LLC                                             15,300      4.82(a)        5/15/2006           15,300

Westpac Banking Corp.                                                       11,000      4.90(a)        4/11/2007           11,000

White Pine Corp., LLC                                                       37,000      4.675(a)      10/12/2006           36,998

Total Corporate Notes (Cost - $980,592)                                                                                   980,506


Funding Agreements - 4.4%

Jackson National Life Insurance Co. (b)                                     86,000      4.71(a)        5/01/2006           86,000

Metropolitan Life Insurance Co. (b)                                         20,000      4.73(a)        4/03/2006           20,000

Monumental Life Insurance Co. (b)                                           20,000      4.775(a)      11/16/2006           20,000

New York Life Insurance Co. (b)                                             30,000      4.889(a)       5/26/2006           30,000
                                                                            20,000      4.926(a)      10/18/2006           20,000

Total Funding Agreements (Cost - $176,000)                                                                                176,000


U.S. Government Agency & Instrumentality Obligations - Non-Discount - 11.1%

Fannie Mae                                                                   4,410      1.80           4/20/2006            4,404
                                                                             8,550      2.55           6/01/2006            8,514
                                                                             7,200      1.98           6/26/2006            7,150
                                                                            10,000      4.00           8/08/2006            9,965
                                                                            10,000      3.00           9/20/2006            9,905
                                                                            27,500      4.875          1/11/2008           27,356
                                                                             8,000      4.96           2/08/2008            7,967

Federal Farm Credit Banks                                                   22,000      4.696(a)       5/19/2006           21,999
                                                                             9,500      2.15           7/21/2006            9,419
                                                                            25,000      4.80(a)        8/16/2006           25,001
                                                                            74,000      4.79(a)       12/22/2006           73,995
                                                                            13,000      4.726(a)       2/20/2008           12,998

Federal Home Loan Bank System                                               12,935      2.40           5/03/2006           12,911
                                                                            50,000      4.605(a)       5/10/2006           49,993
                                                                            25,000      4.65(a)        5/19/2006           24,997
                                                                            37,000      4.70(a)        6/01/2006           36,990
                                                                             5,000      2.25           6/23/2006            4,970
                                                                            15,000      3.25          11/29/2006           14,819
                                                                             7,000      3.75          11/30/2006            6,937
                                                                            12,500      3.45           1/10/2007           12,342
                                                                            10,000      4.00           6/13/2007            9,862
                                                                             5,300      4.21           9/14/2007            5,230

Freddie Mac                                                                 12,500      3.82           7/14/2006           12,459
                                                                            13,000      4.45           9/28/2007           12,879
                                                                            10,700      4.705         10/11/2007           10,637
                                                                            11,000      4.75          10/24/2007           10,929

Total U.S. Government Agency & Instrumentality Obligations - Non-Discount (Cost - $446,009)                               444,628



Face
Amount                                                 Issue
Repurchase Agreements - 9.9%

$  100,000    Deutsche Bank Securities, Inc., purchased on 3/31/2006 to yield 4.75% to 4/03/2006, repurchase price of $100,040, collateralized by Fannie Mae, 5.05% to 6.25% due 8/09/2007 to 10/27/2025, Freddie Mac,
              5.125% due 10/15/2008 and Freddie Mac Discount Note, due 4/04/2006                                          100,000

   150,000    Goldman Sachs & Company, purchased on 3/31/2006 to yield 4.79% to 4/03/2006, repurchase price of
              $150,060, collateralized by Freddie Mac, 2.875% to 5.405% due 5/15/2007 to 2/28/2011                        150,000

   146,733    UBS Securities LLC, purchased on 3/31/2006 to yield 4.81% to 4/03/2006, repurchase price of
              $146,792, collateralized by Freddie Mac, 4.625% due 12/19/2008 and Resolution Funding
              STRIPS***, due 1/15/2013                                                                                    146,733

Total Repurchase Agreements (Cost - $396,733)                                                                             396,733

Total Investments (Cost - $4,093,938**) - 102.0%                                                                        4,091,175
Liabilities in Excess of Other Assets - (2.0%)                                                                           (81,014)
                                                                                                                     ------------
Net Assets - 100.0%                                                                                                  $  4,010,161
                                                                                                                     ============


  * Commercial Paper and certain U.S. Government Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at March 31, 2006.

 ** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $      4,093,938
                                                   ================
    Gross unrealized appreciation                  $             23
    Gross unrealized depreciation                           (2,786)
                                                   ----------------
    Net unrealized depreciation                    $        (2,763)
                                                   ================


*** Separately Traded Registered Interest and Principal of Securities.

(a) Floating rate notes.

(b) Restricted securities as to resale, representing 4.4% of net assets, were as follows:


                                                                 Acquisition
    Issue                                                            Date          Cost         Value
    Jackson National Life Insurance Co., 4.71% due 5/01/2006      5/02/2005    $   86,000    $   86,000
    Metropolitan Life Insurance Co., 4.73% due 4/03/2006          4/01/2005        20,000        20,000
    Monumental Life Insurance Co., 4.775% due 11/16/2006          11/18/2005       20,000        20,000
    New York Life Insurance Co.:
       4.889% due 5/26/2006                                       5/27/2005        30,000        30,000
       4.926% due 10/18/2006                                      10/19/2005       20,000        20,000
                                                                               ----------    ----------
    Total                                                                      $  176,000    $  176,000
                                                                               ==========    ==========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Ready Assets Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Ready Assets Trust


Date:  May 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Ready Assets Trust


Date:  May 22, 2006


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Ready Assets Trust


Date:  May 22, 2006